Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020	Dec. 31, 2017
Securities loaned
Cash collateral received as percentage of fair value of securities loaned (in percent)	102.00%
Cash collateral received for securities loaned percentage foreign (in percent)	105.00%
Deferred policy acquisition and sales inducement costs
Present value of future profits	$ 3,000	$ 3,000
Amortization expense of future profits	508	357	$ 249
Allowance for credit loss	103,000
Retained income, after tax	$ (8,247,000)	(7,809,000)	(6,692,000)
Adjustments for New Accounting Pronouncement
Deferred policy acquisition and sales inducement costs
Allowance for credit loss				$ 79,000
Minimum
Deferred policy acquisition and sales inducement costs
Period for amortization of DAC and DSI for interest-sensitive life, fixed annuities and other investment contracts (in years)	15 years
Maximum
Securities loaned
Length of securities lending transaction period (in days)	30 days
Deferred policy acquisition and sales inducement costs
Period for amortization of DAC and DSI for interest-sensitive life, fixed annuities and other investment contracts (in years)	30 years
Interest-sensitive life insurance | Minimum
Deferred policy acquisition and sales inducement costs
Period for amortization of DAC and DSI for interest-sensitive life, fixed annuities and other investment contracts (in years)	10 years
Interest-sensitive life insurance | Maximum
Deferred policy acquisition and sales inducement costs
Period for amortization of DAC and DSI for interest-sensitive life, fixed annuities and other investment contracts (in years)	20 years
Fixed annuities | Minimum
Deferred policy acquisition and sales inducement costs
Period for amortization of DAC and DSI for interest-sensitive life, fixed annuities and other investment contracts (in years)	5 years
Fixed annuities | Maximum
Deferred policy acquisition and sales inducement costs
Period for amortization of DAC and DSI for interest-sensitive life, fixed annuities and other investment contracts (in years)	10 years
Private equity/debt funds, real estate funds and tax credit funds
Deferred policy acquisition and sales inducement costs
Period over which recognition of income on funds is delayed (in month)	3 months
Retained income
Deferred policy acquisition and sales inducement costs
Retained income, after tax	$ (4,952,000)	(4,865,000)	$ (4,410,000)		$ (3,981,000)
Retained income | Adjustments for New Accounting Pronouncement
Deferred policy acquisition and sales inducement costs
Retained income, after tax		$ 49,000